Submission	Aug. 26, 2025
Submission [Line Items]
Central Index Key	0001843973
Registrant Name	flyExclusive, Inc.
Form Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A